Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 2,086,869,000	S/ 1,919,768,000
Financial assets, debt instruments measured at fair value through other comprehensive income	21,662,651,000	20,724,892,000
Financial assets, equity instruments measured at fair value through other comprehensive income	556,149,000	458,268,000
Financial assets at amortized cost	70,078,996,000	67,579,297,000
Total	94,384,665,000	90,682,225,000
Financial liabilities at fair value through profit or loss		61,153,000
Financial liabilities	207,084,000	163,441,000
Financial liabilities at amortized cost	86,125,742,000	83,963,514,000
Total	86,332,826,000	84,126,955,000
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	56,027,630,000	53,768,028,000
Total	56,027,630,000	53,768,028,000
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	55,019,000
Total	55,019,000
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,166,014,000	7,562,057,000
Total	7,166,014,000	7,562,057,000
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	5,590,408,000	6,075,433,000
Total	5,590,408,000	6,075,433,000
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	51,332,000	9,163,000
Total	51,332,000	9,163,000
Insurance And Reinsurance Contract Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	13,063,254,000	12,524,320,000
Total	13,063,254,000	12,524,320,000
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	207,084,000	163,441,000
Financial liabilities at amortized cost	4,172,085,000	4,024,513,000
Total	4,379,169,000	4,187,954,000
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	14,035,949,000	12,615,226,000
Total	14,035,949,000	12,615,226,000
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	40,006,000	220,060,000
Total	40,006,000	220,060,000
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,965,991,000	1,776,567,000
Financial assets, debt instruments measured at fair value through other comprehensive income	21,662,651,000	20,724,892,000
Financial assets, equity instruments measured at fair value through other comprehensive income	556,149,000	458,268,000
Financial assets at amortized cost	3,989,015,000	3,898,198,000
Total	28,173,806,000	26,857,925,000
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	50,770,150,000	49,229,448,000
Total	50,770,150,000	49,229,448,000
Due from customers on acceptances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	51,332,000	9,163,000
Total	51,332,000	9,163,000
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	120,878,000	143,201,000
Financial assets at amortized cost	1,135,362,000	1,588,600,000
Total	1,256,240,000	1,731,801,000
Reinsurance Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	57,182,000	18,602,000
Total	S/ 57,182,000	S/ 18,602,000